Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 12,258
2016	10,435
2017	8,405
2018	7,054
2019	5,013
Thereafter	19,406
Total minimum future rentals	¥ 62,571